Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Share capital	Contributed surplus	Deficit	Cash flow hedges, net of tax	Currency translation	Non-controlling interests	Total
Equity at beginning of period (in shares) at Dec. 31, 2022		380,211,030
Equity at beginning of period at Dec. 31, 2022	$ 6,037.2	$ 8,640.3	$ 109.6	$ (2,843.0)	$ (52.1)	$ 182.4	$ 6.9	$ 6,044.1
Net income (loss) and comprehensive loss	(69.8)			45.4	28.5	(143.7)	(19.2)	(89.0)
Dividends issued and paid	(25.0)			(25.0)				(25.0)
Non-controlling interests measured upon acquisition of subsidiary							213.3	213.3
Contribution from non-controlling interests							8.1	8.1
Cancelled shares (in shares)		(260)
Share capital issued on settlement of RSUs		$ 84.9	(84.9)
Share capital issued on settlement of RSUs (In shares)		2,053,782
Shares capital issued on TEU conversion	1,109.9	$ 1,109.9						1,109.9
Shares capital issued on conversion (in shares)		25,666,465
Share-based payments	124.8		124.8					124.8
Equity at end of period (in shares) at Dec. 31, 2023		407,931,017
Equity at end of period at Dec. 31, 2023	7,177.1	$ 9,835.1	149.5	(2,822.6)	(23.6)	38.7	209.1	7,386.2
Net income (loss) and comprehensive loss	(275.2)			(722.7)	(49.1)	496.6	4.8	(270.4)
Dividends issued and paid	(28.2)			(28.2)				(28.2)
Contribution from non-controlling interests							29.4	$ 29.4
Cancelled shares (in shares)		(172)
Share capital issued on exercise of share options		$ 0.8	(0.8)
Share capital issued on exercise of share options (In shares)		119,003
Share capital issued on settlement of RSUs		$ 102.1	(102.1)
Share capital issued on settlement of RSUs (In shares)		2,288,141
Shares capital issued on conversion (in shares)		1,644,022						1,644,022
Share-based payments	104.7		104.7					$ 104.7
Equity at end of period (in shares) at Dec. 31, 2024		411,982,011
Equity at end of period at Dec. 31, 2024	$ 6,978.4	$ 9,938.0	$ 151.3	$ (3,573.5)	$ (72.7)	$ 535.3	$ 243.3	$ 7,221.7